INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX PROVISION (BENEFIT)

The components of the income tax provision (benefit) were follows:

	For the years ended
	December 31,
	2025	2024	2023
Current income tax provision	$25,854	$83,214	$56,237
Deferred income tax benefit	—	—	—
Total	$25,854	$83,214	$56,237

SCHEDULE OF PROFIT (LOSS) BEFORE PROVISION FOR INCOME TAXES

(Loss) before provision for income taxes was attributable to the following geographic locations for the years ended December 31:

	For the years ended
	December 31,
	2025	2024	2023
Cayman and BVI	$(13,969,798)	$(2,076,775)	$(1,658,203)
Hong Kong	(2,050,171)	(1,871,990)	(1,959,799)
PRC	(3,301,616)	341,692	172,723
Total	$(19,321,585)	$(3,607,073)	$(3,445,281)

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

Significant components of deferred tax assets are as follows:

	As of December 31,
	2025	2024
Deferred tax assets:
Net operating loss carry forwards	$1,645,202	$1,306,923
Total deferred tax assets	1,645,202	1,306,923
Deferred tax liabilities:
Depreciation	—	—
Total deferred tax liabilities	—	—

Total deferred tax assets-net	1,645,202	1,306,923
Less: Valuation allowance	(1,645,202)	(1,306,923)
Deferred tax assets, net	$—	$—

SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATE

Reconciliation of effective income tax rate is as follows:

	For the years ended
	December 31, 2025
	Amount	Percentage
Statutory income tax rate	(4,830,396)	(25.0)%
Tax effect of permanent difference	851,256	4.4
Foreign tax effect in Hong Kong
Statutory income tax rate difference between Hong Kong and China	174,265	0.9
Change in valuation allowance	338,279	1.8
Tax effect of tax exempt in Cayman and BVI	3,492,450	18.1
Effective income tax	25,854	0.1%

	For the years ended
	December 31,
	2024	2023
PRC statutory tax rate	25%	25%
Effect of tax rate differential (HK)	(4.4)	(4.8)
Tax effect of non-deductible expenses	0.3	(0.6)
Valuation allowance	(18.5)	(18.0)
Effective tax rate	2.4%	1.6%